Collaborations (Detail) - Collaborative Arrangement - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share of revenue percentage	7.50%
Purchases of imaging systems		$ 0	$ 145,000	$ 0	$ 577,000
Engineering services		$ 15,000		$ 26,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share of revenue percentage	7.50%
Purchases of imaging systems						$ 832,000
Engineering services						$ 366,000